Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 23, 2024
Document Effective Date	Mar. 01, 2024
Prospectus Date	Mar. 01, 2024
BNY Mellon Global Equity Income Fund | Class A
Prospectus:
Trading Symbol	DEQAX
BNY Mellon Global Equity Income Fund | Class C
Prospectus:
Trading Symbol	DEQCX
BNY Mellon Global Equity Income Fund | Class I
Prospectus:
Trading Symbol	DQEIX
BNY Mellon Global Equity Income Fund | Class Y
Prospectus:
Trading Symbol	DEQYX
BNY Mellon International Bond Fund | Class A
Prospectus:
Trading Symbol	DIBAX
BNY Mellon International Bond Fund | Class C
Prospectus:
Trading Symbol	DIBCX
BNY Mellon International Bond Fund | Class I
Prospectus:
Trading Symbol	DIBRX
BNY Mellon International Bond Fund | Class Y
Prospectus:
Trading Symbol	DIBYX